Intangible assets, net - Future amortization expense (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Amortization expense of intangible assets for future years
2022	¥ 2,661
2023	2,374
2024	1,696
2025	1,061
2026 and thereafter	3,419
Intangible assets, net	¥ 11,211	$ 1,759	¥ 20,302